Principal activities and basis of presentation	12 Months Ended
Mar. 31, 2021
Principal activities and basis of presentation
Principal activities and basis of presentation
1	Principal activities and basis of presentation

(a)	Principal activities

Global Cord Blood Corporation (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in the provision of umbilical cord blood storage and ancillary services in the People’s Republic of China (the “PRC”). The Group provides cord blood testing and processing services and storage services under the direction of subscribers for a cord blood processing fee and a storage fee. The Group also tests, processes and stores donated cord blood, and provides matching services to the public for a fee. As of March 31, 2021, the Group operates three cord blood banks, one in the Beijing municipality, one in the Guangdong province and one in the Zhejiang province, the PRC. The Company’s shares are listed on the New York Stock Exchange (the “NYSE”).

(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP ”).